SCHEDULE OF CHANGE IN PRIOR YEAR STATEMENTS OF OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
EXPENSES
Administration fee - related party							$ 120,000		$ 100,000
General and administrative		$ 654,740	$ 582,466	$ 1,783,931	$ 1,318,857	$ 1,874,528		$ 1,471,898
TOTAL EXPENSES		654,740	582,466	2,150,123	1,318,857	2,368,426	(1,244,516)	1,471,898	(689,646)
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account							2,215,619		990,110
Total Other Income		86,186	552,660	81,753	1,513,280	222,171	2,215,619	16,211	990,110
Loss before provision for income taxes		(403,641)	91,772	(1,740,160)	438,794	(1,650,561)	971,103	(941,162)	300,464
Income tax expense			(154,707)		(329,880)		(422,230)		(186,923)
Net loss attributable to common shareholders		$ (387,923)	$ (64,413)	$ (1,724,761)	$ 106,714	$ (1,654,391)	$ 548,873	$ (945,998)	$ 113,541
Alset, HWH and HWH Merger Sub Inc. [Member]
EXPENSES
Administration fee - related party	$ 10,000
General and administrative	610,841
TOTAL EXPENSES	610,841
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account	94,130
Other Income	155,763
Total Other Income	249,893
Loss before provision for income taxes	370,948
Income tax expense
Net loss attributable to common shareholders	$ 370,948